CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents (note 32)	$ 53	$ 63
Accounts receivable (net of credit losses of $41 million) (notes 10 and 24)	2,091	1,427
Inventory (note 7)	1,060	782
Restricted cash holdings from customers (note 32)	0	3
Regulatory assets (note 22)	38	48
Risk management assets (note 24)	140	113
Prepaid expenses and other current assets (notes 29 and 32)	169	188
Assets held for sale (note 5)	1,087	0
Total current assets	4,638	2,624
Property, plant and equipment (note 8)	11,686	11,323
Intangible assets (note 9)	120	171
Operating right-of-use assets (note 10)	281	311
Goodwill (note 11)	5,250	5,153
Regulatory assets (note 22)	448	436
Risk management assets (note 24)	77	51
Prepaid post-retirement benefits (note 29)	538	674
Long-term investments and other assets (net of credit losses of $1 million) (notes 12, 29, and 32)	273	227
Investments accounted for by the equity method (note 14)	654	623
Total assets	23,965	21,593
Current liabilities
Accounts payable and accrued liabilities	1,902	1,544
Short-term debt (notes 15 and 24)	293	169
Current portion of long-term debt (notes 16 and 24)	334	511
Customer deposits	79	74
Regulatory liabilities (note 22)	183	79
Risk management liabilities (note 24)	172	128
Operating lease liabilities (note 10)	92	91
Other current liabilities (note 24)	57	61
Liabilities associated with assets held for sale (note 5)	295	0
Total current liabilities	3,407	2,657
Long-term debt (notes 16 and 24)	8,694	7,684
Asset retirement obligations (note 18)	451	429
Unamortized investment tax credits (note 21)	2	2
Deferred income taxes (note 21)	1,369	1,158
Subordinated hybrid notes (notes 17 and 24)	544	0
Regulatory liabilities (note 22)	1,201	1,424
Risk management liabilities (note 24)	298	165
Operating lease liabilities (note 10)	215	253
Other long-term liabilities (notes 20 and 24)	122	134
Future employee obligations (note 29)	44	86
Total liabilities	16,347	13,992
Shareholders' equity
Common shares, no par values, unlimited shares authorized; 2022 - 281.5 million and 2021 - 280.3 million issued and outstanding (note 26)	6,761	6,735
Preferred shares (note 26)	586	1,076
Contributed surplus	625	388
Accumulated deficit	(1,142)	(1,243)
Accumulated other comprehensive income (AOCI) (note 23)	626	(7)
Total shareholders' equity	7,456	6,949
Non-controlling interests	162	652
Total equity	7,618	7,601
Total liabilities and shareholders' equity	$ 23,965	$ 21,593